Summary of Significant Accounting Policies - Cash (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Cash on hand	¥ 212,598	¥ 132,127
Cash balances include deposits in:
Total cash balances	239,077,430	390,837,386
Mainland of PRC
Cash balances include deposits in:
Total cash balances	171,491,155	75,575,568
Mainland of PRC | USD
Cash balances include deposits in:
Total cash balances	69,063,161	45,515,503
Mainland of PRC | RMB
Cash balances include deposits in:
Total cash balances	102,427,994	30,060,065
Hong Kong
Cash balances include deposits in:
Total cash balances	67,373,677	315,129,691
Hong Kong | USD
Cash balances include deposits in:
Total cash balances	67,368,485	315,129,691
Hong Kong | RMB
Cash balances include deposits in:
Total cash balances	5,192
Cayman
Cash balances include deposits in:
Total cash balances held at financial institutions	¥ 238,864,832	¥ 390,705,259